Schedule of related party transactions (Details) - USD ($) $ in Thousands		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Related Party Transaction [Line Items]
Loan from related parties		$ 8,964	$ 51
Repayment of loan to related parties		545	622
Loan to related parties			41
Amount due to related parties		3,001		$ 752
Qifu Future [Member]
Related Party Transaction [Line Items]
Loan from related parties
Mr Jun Lian [Member]
Related Party Transaction [Line Items]
Loan from related parties
Repayment of loan to related parties			41
Mr Hui Zhang [Member]
Related Party Transaction [Line Items]
Loan from related parties
Repayment of loan to related parties			13
Nature		Loan from related party
Amount due to related parties		$ 314
Mr Houqi Zhang [Member]
Related Party Transaction [Line Items]
Loan from related parties	[1]	8,964	51
Repayment of loan to related parties		442	457
Loan to related parties			14
Amount due to related parties		2,498		503
Others [Member]
Related Party Transaction [Line Items]
Loan from related parties
Loan to related parties			27
Amounts due from related parties gross		$ 210		10
Nature		Others
Haifeng Li [Member]
Related Party Transaction [Line Items]
Repayment of loan to related parties		$ 103
Mr Jun Wang [Member]
Related Party Transaction [Line Items]
Repayment of loan to related parties			$ 111
Beijing Zhongchi Chefu Data Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties gross		$ 268
Nature		Loan to related party
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties gross		$ 478		10
Less: allowance of credit loss
Amounts due from related parties, net		478		10
Amount due to related parties		$ 2,665		1,118
Mr. Houqi Zhang [Member]
Related Party Transaction [Line Items]
Nature		Loan from related party
Ms Jun Wang [Member]
Related Party Transaction [Line Items]
Amount due to related parties				111
Ms. Jun Wang [Member]
Related Party Transaction [Line Items]
Nature		Loan from related party
Mr Haifeng Li [Member]
Related Party Transaction [Line Items]
Nature		Loan from related party
Amount due to related parties		$ 189
Others Related Parties [Member]
Related Party Transaction [Line Items]
Nature		Loan from related party
Amount due to related parties				$ 138

[1]	Dr. Houqi Zhang provided his personal guarantees for certain bank loans to the Group, see Note 7 Borrowing for details.